VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—18.6%
Aerospace & Defense—0.5%
AeroVironment, Inc. 0.000%, 7/15/30	$2,115	$2,954
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,320	1,580
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	175	2,146
		6,680

Auto Manufacturers—0.2%
Rivian Automotive, Inc. 4.625%, 3/15/29	2,420	2,384
Automotive Parts & Equipment—0.1%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,090	1,199
Biotechnology—1.2%
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	2,160	3,553
144A 0.000%, 9/15/28(1)	740	739
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,460	2,353
144A 1.750%, 3/1/31(1)	1,025	1,548
Celcuity, Inc. 2.750%, 8/1/31	510	916
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	1,780	2,205
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28	1,665	2,534
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	2,075	2,431
		16,279

Commercial Services—0.2%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,795	1,949
Shift4 Payments, Inc. 0.500%, 8/1/27	1,410	1,385
		3,334

Computers—2.1%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,195	3,726
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	5,040	6,678
Parsons Corp. 2.625%, 3/1/29	2,535	2,893
Seagate HDD Cayman 3.500%, 6/1/28	1,190	3,725
Super Micro Computer, Inc. 3.500%, 3/1/29	2,220	2,362
Western Digital Corp. 3.000%, 11/15/28	1,870	7,489
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	2,325	2,398
		29,271

	Par Value	Value

Diversified REITs—0.2%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$2,980	$3,143
Electric Utilities—0.9%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	3,475	4,351
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,830	4,914
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	3,440	3,545
		12,810

Electronics—0.4%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,140	3,082
OSI Systems, Inc. 2.250%, 8/1/29	1,820	2,866
		5,948

Engineering & Construction—0.2%
Granite Construction, Inc. 3.250%, 6/15/30	1,890	2,754
Entertainment—0.6%
IMAX Corp. 0.500%, 4/1/26	1,990	2,329
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	5,670	6,022
		8,351

Financial Services—1.1%
Coinbase Global, Inc.
0.500%, 6/1/26	4,235	4,753
144A 0.000%, 10/1/29(1)	2,300	2,486
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	1,960	1,933
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,855	4,054
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	425	376
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,380	1,410
		15,012

Health Care REITs—0.5%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,905	7,276
Healthcare-Products—1.0%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	2,085	2,975
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,665	1,678
Guardant Health, Inc. 1.250%, 2/15/31	2,210	3,768
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,745	2,531
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$1,040	$1,102
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	740	1,006
		13,060

Healthcare-Services—0.1%
Oscar Health, Inc. 144A 2.250%, 9/1/30(1)	1,370	1,479
Home Builders—0.1%
Meritage Homes Corp. 1.750%, 5/15/28	1,435	1,429
Industrial REITs—0.2%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,170	2,170
Internet—1.4%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,530	2,705
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,985	3,295
Opendoor Technologies, Inc. 144A 7.000%, 5/15/30(1)	130	663
Spotify USA, Inc. 0.000%, 3/15/26	1,575	2,031
Trip.com Group Ltd. 0.750%, 6/15/29	1,685	2,057
Uber Technologies, Inc.
0.000%, 12/15/25	3,745	4,455
0.875%, 12/1/28	565	823
Wayfair, Inc. 3.250%, 9/15/27	1,875	3,209
		19,238

Investment Companies—0.8%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	2,195	3,101
IREN Ltd. 144A 0.000%, 7/1/31(1)	2,985	3,143
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	1,720	2,676
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	1,230	1,272
		10,192

Leisure Time—0.4%
Carnival Corp. 5.750%, 12/1/27	775	1,725
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	3,735	3,581
		5,306

Machinery-Construction & Mining—0.4%
Bloom Energy Corp.
3.000%, 6/1/29	430	2,759
	Par Value	Value

Machinery-Construction & Mining—continued
144A 0.000%, 11/15/30(1)(3)	$2,565	$2,608
		5,367

Media—0.1%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,090	1,395
Metal Fabricate/Hardware—0.1%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	875	1,140
Mining—0.4%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,940	3,447
MP Materials Corp. 144A 3.000%, 3/1/30(1)	525	1,587
		5,034

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	440	1,408
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	1,760	1,641
		3,049

Office REITs—0.1%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,545	1,512
Oil, Gas & Consumable Fuels—0.2%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	1,920	2,283
Personal Care Product—0.1%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	1,705	1,505
Pharmaceuticals—0.2%
Jazz Investments I Ltd. 3.125%, 9/15/30	2,125	2,595
Retail—0.1%
Burlington Stores, Inc. 1.250%, 12/15/27	1,280	1,828
Semiconductors—1.3%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,555	1,756
Impinj, Inc. 144A 0.000%, 9/15/29(1)	1,335	1,455
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	2,180	2,415
MKS, Inc. 1.250%, 6/1/30	1,905	2,286
Nova Ltd. 144A 0.000%, 9/15/30(1)	1,490	1,907
ON Semiconductor Corp. 0.000%, 5/1/27	945	1,094
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 144A 0.000%, 10/15/30(1)	$2,495	$2,530
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,515	1,524
Veeco Instruments, Inc. 2.875%, 6/1/29	1,465	1,819
Wolfspeed, Inc. 2.500%, 6/15/31	162	352
		17,138

Software—2.3%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	1,430	1,981
Bitfarms Ltd. 144A 1.375%, 1/15/31(1)	185	167
Cloudflare, Inc. 0.000%, 8/15/26	3,715	5,177
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	3,815	4,046
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,310	2,723
Nebius Group N.V. 144A 1.000%, 9/15/30(1)	1,275	1,625
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	1,955	2,154
Snowflake, Inc. 0.000%, 10/1/29	2,790	5,140
Strategy, Inc.
144A 0.000%, 12/1/29(1)	5,010	4,359
144A 0.000%, 3/1/30(1)	1,535	1,512
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,380	1,796
		30,680

Telecommunications—0.7%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	1,815	1,928
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	1,215	1,627
InterDigital, Inc. 3.500%, 6/1/27	610	2,859
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	2,010	2,822
		9,236

Water Utilities—0.2%
American Water Capital Corp. 3.625%, 6/15/26	2,595	2,585
Total Convertible Bonds and Notes (Identified Cost $215,966)		252,662

	Shares
Convertible Preferred Stocks—2.4%
Aerospace & Defense—0.5%
Boeing Co. (The), 6.000%	96,680	6,257
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	6,265	7,751
	Shares	Value
Capital Markets—0.3%
Ares Management Corp. Series B, 6.750%	32,650	$1,544
KKR & Co., Inc. Series D, 6.250%	53,640	2,629
		4,173

Electric Utilities—0.3%
NextEra Energy, Inc., 7.299%	15,040	790
PG&E Corp. Series A, 6.000%	89,970	3,698
		4,488

Financial Services—0.1%
Shift4 Payments, Inc., 6.000%	9,400	803
Healthcare Providers & Services—0.2%
BrightSpring Health Services, Inc., 6.750%	26,505	2,926
Semiconductors & Semiconductor Equipment—0.2%
Microchip Technology, Inc., 7.500%	46,485	2,692
Software—0.0%
Strategy, Inc., 8.000%	7,645	657
Technology Hardware, Storage & Peripherals—0.1%
Hewlett Packard Enterprise Co., 7.625%	25,120	1,698
Trading Companies & Distributors—0.1%
QXO, Inc., 5.500%	30,825	1,574
Total Convertible Preferred Stocks (Identified Cost $31,514)		33,019

Common Stocks—76.8%
Air Freight & Logistics—1.5%
C.H. Robinson Worldwide, Inc.	75,574	11,638
United Parcel Service, Inc. Class B	98,492	9,496
		21,134

Automobile Components—0.5%
Aptiv plc(4)	91,609	7,430
Banks—14.6%
Bank of America Corp.(5)	207,072	11,068
Bank of Hawaii Corp.	77,458	5,029
Cadence Bank	274,348	10,354
Commerce Bancshares, Inc.	246,368	12,966
Community Financial System, Inc.	173,884	9,647
Enterprise Financial Services Corp.	84,871	4,445
First Financial Bankshares, Inc.	142,299	4,396
Glacier Bancorp, Inc.	423,161	17,286
Home BancShares, Inc.	352,009	9,402
Independent Bank Corp.	148,412	9,987
JPMorgan Chase & Co.(5)	66,351	20,643
Lakeland Financial Corp.	76,811	4,382
Old National Bancorp	457,003	9,336
Pinnacle Financial Partners, Inc.	157,756	13,442
PNC Financial Services Group, Inc. (The)	49,829	9,096
Southstate Bank Corp.	103,652	9,189
Truist Financial Corp.	219,356	9,790
UMB Financial Corp.	167,596	17,913
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value

Banks—continued
Wells Fargo & Co.	127,249	$11,067
		199,438

Biotechnology—0.7%
AbbVie, Inc.	42,863	9,346
Broadline Retail—3.5%
Amazon.com, Inc.(4)	193,956	47,368
Capital Markets—5.6%
Blackrock, Inc.	13,216	14,310
Charles Schwab Corp. (The)	442,667	41,841
Goldman Sachs Group, Inc. (The)	12,996	10,259
Morgan Stanley	65,372	10,721
		77,131

Chemicals—0.2%
FMC Corp.	171,797	2,606
Consumer Staples Distribution & Retail—1.4%
Costco Wholesale Corp.	9,707	8,848
Maplebear, Inc.(4)	271,654	10,013
		18,861

Containers & Packaging—0.4%
Ball Corp.	105,897	4,977
Electric Utilities—2.2%
NextEra Energy, Inc.(5)	368,740	30,015
Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp. Class A	75,144	10,471
Energy Equipment & Services—0.4%
SLB Ltd.	137,343	4,953
Entertainment—0.7%
Walt Disney Co. (The)	86,897	9,786
Financial Services—2.1%
Berkshire Hathaway, Inc. Class B(4)	61,426	29,333
Food Products—0.7%
Tyson Foods, Inc. Class A	184,645	9,493
Ground Transportation—2.6%
Uber Technologies, Inc.(4)	275,104	26,547
Union Pacific Corp.	41,996	9,255
		35,802

Health Care REITs—2.1%
Alexandria Real Estate Equities, Inc.	504,176	29,353
Healthcare Equipment & Supplies—0.9%
Intuitive Surgical, Inc.(4)	22,273	11,900
	Shares	Value

Healthcare Providers & Services—1.5%
HCA Healthcare, Inc.	22,525	$10,354
Universal Health Services, Inc. Class B	47,263	10,257
		20,611

Healthcare Technology—0.6%
Veeva Systems, Inc. Class A(4)	30,087	8,761
Industrial REITs—4.1%
Prologis, Inc.	363,958	45,164
Rexford Industrial Realty, Inc.	247,589	10,230
		55,394

Interactive Media & Services—4.9%
Alphabet, Inc. Class A(4)	170,079	47,825
Meta Platforms, Inc. Class A	29,646	19,221
		67,046

IT Services—0.0%
Shopify, Inc. Class A(4)	46	8
Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.(5)	18,804	10,669
Machinery—2.2%
Flowserve Corp.	158,462	10,815
Stanley Black & Decker, Inc.	277,516	18,793
		29,608

Oil, Gas & Consumable Fuels—4.1%
Chevron Corp.	103,331	16,297
Coterra Energy, Inc.	340,773	8,063
EOG Resources, Inc.	77,049	8,155
Exxon Mobil Corp.	135,502	15,496
Ovintiv, Inc.	221,068	8,292
		56,303

Pharmaceuticals—4.3%
Eli Lilly & Co.	27,778	23,968
Johnson & Johnson	27,325	5,161
Pfizer, Inc.	1,207,993	29,777
		58,906

Real Estate Management & Development—0.3%
CoStar Group, Inc.(4)	51,948	3,575
Semiconductors & Semiconductor Equipment—6.8%
Advanced Micro Devices, Inc.(4)	188,978	48,401
Marvell Technology, Inc.	468,652	43,932
		92,333

Software—4.2%
Intuit, Inc.	15,538	10,372
Microsoft Corp.(5)	36,128	18,708
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value

Software—continued
Salesforce, Inc.	107,052	$27,877
		56,957

Specialty Retail—2.1%
Home Depot, Inc. (The)	74,046	28,107
Total Common Stocks (Identified Cost $991,403)		1,047,675

Total Long-Term Investments—97.8% (Identified Cost $1,238,883)		1,333,356

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.982%)(6)	12,648,232	12,648
Total Short-Term Investment (Identified Cost $12,648)		12,648

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.7% (Identified Cost $1,251,531)		1,346,004

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $1,916)	(2,658)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.5% (Identified Cost $1,249,615)	$1,343,346
Other assets and liabilities, net—1.5%	20,882
NET ASSETS—100.0%	$1,364,228

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $143,646 or 10.5% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $71,497.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	97%
Cayman Islands	1
Jersey	1
Bermuda	1
Total	100%
† % of total investments, net of written options, as of October 31, 2025.

Open written options contracts as of October 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(377)	$(10,556)	$280.00	11/21/25	$(334)
Advanced Micro Devices, Inc.	(188)	(4,888)	260.00	11/21/25	(297)
Alexandria Real Estate Equities, Inc.	(500)	(4,250)	85.00	11/21/25	(2)
Alphabet, Inc.	(340)	(9,860)	290.00	11/21/25	(184)
Alphabet, Inc.	(170)	(4,760)	280.00	11/21/25	(167)
Amazon.com, Inc.	(581)	(14,234)	245.00	11/21/25	(427)
Aptiv plc	(229)	(2,118)	92.50	11/21/25	(10)
Bank of America Corp.	(517)	(2,844)	55.00	11/21/25	(42)
Charles Schwab Corp. (The)	(885)	(9,292)	105.00	11/21/25	(11)
Chevron Corp.	(361)	(6,137)	170.00	11/21/25	(10)
Costco Wholesale Corp.	(19)	(1,938)	1,020.00	11/21/25	(2)
Coterra Energy, Inc.	(851)	(2,213)	26.00	11/21/25	(13)
Eli Lilly & Co.	(69)	(6,210)	900.00	11/21/25	(95)
EOG Resources, Inc.	(154)	(1,771)	115.00	11/21/25	(12)
Exxon Mobil Corp.	(271)	(3,388)	125.00	11/21/25	(4)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
Open written options contracts as of October 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
FMC Corp.	(515)	$(1,803)	$35.00	11/21/25	$(1)
Intuit, Inc.	(46)	(3,404)	740.00	11/21/25	(18)
Intuitive Surgical, Inc.	(66)	(3,300)	500.00	11/21/25	(250)
JPMorgan Chase & Co.	(199)	(6,766)	340.00	11/21/25	(8)
Marvell Technology, Inc.	(888)	(8,880)	100.00	11/21/25	(289)
Marvell Technology, Inc.	(355)	(3,728)	105.00	11/21/25	(73)
Meta Platforms, Inc.	(88)	(7,128)	810.00	11/21/25	(16)
Microsoft Corp.	(126)	(7,119)	565.00	11/21/25	(14)
Morgan Stanley	(196)	(3,528)	180.00	11/21/25	(6)
NextEra Energy, Inc.	(737)	(7,001)	95.00	11/21/25	(2)
Pfizer, Inc.	(3,020)	(8,154)	27.00	11/21/25	(42)
Prologis, Inc.	(363)	(4,900)	135.00	11/21/25	(11)
Salesforce, Inc.	(321)	(8,988)	280.00	11/21/25	(74)
Stanley Black & Decker, Inc.	(693)	(5,544)	80.00	11/21/25	(26)
Thermo Fisher Scientific, Inc.	(57)	(3,420)	600.00	11/21/25	(14)
Truist Financial Corp.	(548)	(2,603)	47.50	11/21/25	(7)
Uber Technologies, Inc.	(682)	(7,161)	105.00	11/21/25	(119)
United Parcel Service, Inc.	(295)	(2,950)	100.00	11/21/25	(24)
Veeva Systems, Inc.	(60)	(1,920)	320.00	11/21/25	(15)
Walt Disney Co. (The)	(304)	(3,800)	125.00	11/21/25	(34)
Wells Fargo & Co.	(318)	(3,021)	95.00	11/21/25	(5)
Total Written Options					$(2,658)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$252,662	$—	$250,054	$2,608
Equity Securities:
Convertible Preferred Stocks	33,019	33,019	—	—
Common Stocks	1,047,675	1,047,675	—	—
Money Market Mutual Fund	12,648	12,648	—	—
Total Assets	1,346,004	1,093,342	250,054	2,608
Liabilities:
Other Financial Instruments:
Written Options	(2,658)	(2,648)	(10)	—
Total Investments, Net of Written Options	$1,343,346	$1,090,694	$250,044	$2,608
There were no securities valued using significant unobservable inputs (Level 3) at October 31, 2025.
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.